LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Schedule of Policyholder Account Balance	The following table summarizes balances and changes in the liability for future policy benefits for nonparticipating traditional and limited pay contracts as of December 31, 2022 and 2021.

	December 31, 2022					December 31, 2021
	Protection Solutions	Individual Retirement	Legacy	Corporate & Other		Protection Solutions	Individual Retirement	Legacy	Corporate & Other
	Term	Payout	Payout	Group Pension	Health	Term	Payout	Payout	Group Pension	Health
	(in millions)
Present Value of Expected Net Premiums
Balance, beginning of year	$2,485	$—	$—	$—	$22	$2,492	$—	$—	$—	$35
Beginning balance at original discount rate	1,864	—	—	—	19	1,762	—	—	—	29
Effect of changes in cash flow assumptions	204	—	—	—	(10)	69	—	—	—	—
Effect of actual variances from expected experience	31	—	—	—	(15)	15	—	—	—	(8)
Adjusted beginning of year balance	2,099	—	—	—	(6)	1,846	—	—	—	21
Issuances	76	—	—	—	—	111	—	—	—	—
Interest accrual	97	—	—	—	—	92	—	—	—	1
Net premiums collected	(194)	—	—	—	1	(185)	—	—	—	(3)
Ending Balance at original discount rate	2,078	—	—	—	(5)	1,864	—	—	—	19
Effect of changes in discount rate assumptions	22	—	—	—	—	621	—	—	—	3
Balance, end of year	$2,100	$—	$—	$—	$(5)	$2,485	$—	$—	$—	$22

	December 31, 2022					December 31, 2021
	Protection Solutions	Individual Retirement	Legacy	Corporate & Other		Protection Solutions	Individual Retirement	Legacy	Corporate & Other
	Term	Payout	Payout	Group Pension	Health	Term	Payout	Payout	Group Pension	Health
	(Dollars in millions)
Present Value of Expected Future Policy Benefits
Balance, beginning of year	$4,294	$1,114	$2,547	$683	$2,092	$4,475	1,158	2,250	$780	$2,334
Beginning balance of original discount rate	3,241	883	2,400	632	1,915	3,184	883	1,993	686	2,028
Effect of changes in cash flow assumptions	222	(2)	(1)	—	(5)	69	34	4	(2)	—
Effect of actual variances from expected experience	31	(1)	(4)	1	(13)	11	(8)	9	1	(4)
Adjusted beginning of year balance	3,494	880	2,395	633	1,897	3,264	909	2,006	685	2,024
Issuances	82	23	758	—	—	117	26	490	—	—
Interest accrual	168	40	63	21	61	168	40	61	23	65
Benefits payments	(353)	(98)	(192)	(71)	(163)	(308)	(92)	(157)	(76)	(174)
Ending Balance at original discount rate	3,391	845	3,024	583	1,795	3,241	883	2,400	632	1,915
Effect of changes in discount rate assumptions	74	(17)	(335)	(60)	(242)	1,053	231	147	51	177
Balance, end of year	$3,465	$828	$2,689	$523	$1,553	$4,294	$1,114	$2,547	$683	$2,092

Net liability for future policy benefits	$1,365	$828	$2,689	$523	$1,558	$1,809	$1,114	$2,547	$683		$2,070
Less: Reinsurance recoverable	21	—	(465)	—	(1,242)	(42)	—	(143)	—		(1,641)
Net liability for future policy benefits, after reinsurance recoverable	$1,386	$828	$2,224	$523	$316	$1,767	$1,114	$2,404	$683	$—	$429
Weighted-average duration of liability for future policyholder benefits (years)	7.0	9.5	8.1	7.2	8.7	7.5	9.6	8.4	7.2		8.9

The following table reconciles the net liability for future policy benefits and liability of death benefits to the liability for future policy benefits in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Reconciliation
Term	$1,365	$1,809
Individual Retirement - Payout	828	1,114
Legacy - Payout	2,689	2,547
Group Pension - Benefit Reserve & DPL	523	683
Health	1,558	2,070
UL and VUL - additional liability for death benefits	1,109	1,087
subtotal	8,072	9,310
Whole Life Closed Block and Open Block products	5,664	5,911
Other (1)	908	1,175
Future policyholder benefits total	14,644	16,396
Other policyholder funds and dividends payable	1,959	1,782
Total	$16,603	$18,178
______________
(1)Primarily consists of Future policy benefits related to Protective Life and Annuity, Assumed Life and DI, GRP Life Run off, VISL rider and Employee Benefits.
The following table summarizes the balances and changes in policyholders’ account balances for the years ended and as of December 31, 2022 and 2021:

December 31, 2022	Protection Solutions		Legacy	Individual Retirement			Group Retirement
	Universal Life	Variable Universal Life	GMxB Legacy	GMxB Core	SCS (1)	EQUI-VEST Individual	EQUI-VEST Group	Momentum
	(Dollars in millions)
Balance, beginning of year	$5,462	$4,807	$745	$112	$33,443	$2,784	$11,951	$704
Premiums received	730	160	72	151	2	46	610	79
Policy charges	(789)	(245)	6	(22)	—	(1)	(5)	—
Surrenders and withdrawals	(86)	(12)	(71)	(31)	(2,452)	(225)	(995)	(148)
Benefit payments	(200)	(92)	(99)	(2)	(209)	(59)	(70)	(2)
Net transfers from (to) separate account	—	124	5	(145)	7,474	28	303	54
Interest credited (2)	223	167	30	6	(2,556)	79	251	15
Other	—	—	—	—	—	—	—	—
Balance, end of year	$5,340	$4,909	$688	$69	$35,702	$2,652	$12,045	$702

Weighted-average crediting rate	3.62%	3.81%	1.80%	1.05%	1.12%	2.85%	3.00%	2.02%
Net amount at risk (3)	$37,555	$115,152	$22,631	$3,530	$92	$143	$138	$—
Cash surrender value	$3,483	$3,366	$980	$293	$32,080	$2,645	$11,961	$702
______________
(1)SCS sales are recorded as a Separate Account liability until they are swept into the General Account. This sweep is recorded as Net Transfers from (to) separate account.
(2)SCS and EQUI-VEST Group includes amounts related to the change in embedded derivative.
(3)For life insurance products the net amount at risk is death benefit less account value for the policyholder. For variable annuity products the net amount risk is the maximum GMxB NAR for the policyholder.

December 31, 2021	Protection Solutions		Legacy	Individual Retirement			Group Retirement
	Universal Life	Variable Universal Life	GMxB Legacy	GMxB Core	SCS (1)	EQUI-VEST Individual	EQUI-VEST Group	Momentum
	(Dollars in millions)
Balance, beginning of year	$5,564	$4,835	$815	$99	$25,654	$2,862	$11,665	$761
Issuances	—	—	—	—	—	—	—	—
Premiums received	787	170	58	184	1	55	602	83
Policy charges	(828)	(244)	—	(6)	—	(1)	(4)	(1)
Surrenders and withdrawals	(89)	(186)	(100)	(31)	(2,474)	(209)	(877)	(152)
Benefit payments	(202)	(78)	(77)	(1)	(187)	(63)	(73)	(2)
Net transfers from (to) separate account	—	125	18	(148)	6,692	58	310	—
Interest credited (2)	230	185	31	15	3,757	82	328	15
Other	—	—	—	—	—	—	—	—
Balance, December 31, 2021	$5,462	$4,807	$745	$112	$33,443	$2,784	$11,951	$704

Weighted-average crediting rate	3.56%	3.84%	1.82%	1.05%	1.14%	2.87%	2.37%	2.06%
Net amount at risk (3)	$40,138	$111,286	$15,901	$1,115	$—	$92	$7	$—
Cash surrender value	$3,529	$3,396	$1,048	$315	$31,488	$2,776	$11,878	$704
______________
(1)SCS sales are recorded as a Separate Account liability until they are swept into the General Account. This sweep is recorded as Net Transfers from (to) separate account.
(2)SCS and EQUI-VEST Group includes amounts related to the change in embedded derivative.
(3)For life insurance products the net amount at risk is death benefit less account value for the policyholder. For variable annuity products the net amount risk is the maximum GMxB NAR for the policyholder.
The following table reconciles the policyholders account balances to the policyholders’ account balance liability in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Policyholders’ account balance reconciliation
Protection Solutions
Universal Life	$5,340	$5,462
Variable Universal Life	4,909	4,807
Legacy Segment
GMxB Legacy	688	746
Individual Retirement
GMxB Core	69	112
EQUI-VEST Individual	2,652	2,784
SCS	35,702	33,443
Group Retirement
EQUI-VEST Group	12,045	11,951
Momentum	702	704
Other (1)	6,118	5,998
Balance (exclusive of Funding Agreements)	$68,225	$66,007
Funding Agreements	15,641	13,354
Balance, end of year	$83,866	$79,361
______________
(1)Primarily reflects products, IR Payout, IR Other, Indexed Universal Life, Investment Edge, Group Pension, Closed Block and Corporate and Other other.
The following table presents the balances of and changes in separate account liabilities for the years ended and as of December 31, 2022 and 2021.

December 31, 2022	Protection Solutions	Legacy	Individual Retirement			Group Retirement
	VUL	GMxB Legacy	GMxB Core	EQUI-VEST Individual	Investment Edge	EQUI-VEST Group	Momentum
	(in millions)
Balance, beginning of year	$16,405	$44,912	$35,288	$5,583	$4,287	$27,509	$4,975
Premiums and deposits	1,115	240	1,479	124	1,035	2,104	668
Policy charges	(538)	(682)	(487)	(2)	(1)	(17)	(20)
Surrenders and withdrawals	(408)	(2,825)	(2,315)	(328)	(327)	(1,359)	(753)
Benefit payments	(111)	(702)	(216)	(52)	(34)	(60)	(14)
Investment performance (1)	(3,152)	(8,322)	(6,122)	(1,136)	(733)	(5,481)	(917)
Net transfers from (to) general account	(124)	(5)	145	(28)	(429)	(303)	(54)
Balance, end of year	$13,187	$32,616	$27,772	$4,161	$3,798	$22,393	$3,885

Cash surrender value	$12,893	$32,320	$26,888	$4,129	$3,704	$22,163	$3,879
________________
(1)Investment performance is reflected net of M&E fees.

December 31, 2021	Protection Solutions	Legacy	Individual Retirement			Group Retirement
	VUL	GMxB Legacy	GMxB Core	EQUI-VEST Individual	Investment Edge	EQUI-VEST Group	Momentum
	(in millions)
Balance, beginning of year	$14,155	$43,747	$33,754	$5,051	$3,245	$23,530	$4,424
Premiums and deposits	1,060	225	1,776	158	1,048	2,014	788
Policy charges	(503)	(705)	(490)	(5)	(1)	(16)	(22)
Surrenders and withdrawals	(449)	(3,610)	(3,250)	(421)	(256)	(1,605)	(892)
Benefit payments	(188)	(818)	(223)	(56)	(24)	(63)	(11)
Investment performance (1)	2,455	6,091	3,573	859	407	4,014	688
Net transfers from (to) general account	(125)	(18)	148	(58)	(132)	(310)	—
Other charges (2)	—	—	—	55	—	(55)	—
Balance, end of year	$16,405	$44,912	$35,288	$5,583	$4,287	$27,509	$4,975

Cash surrender value	$16,069	$44,603	$34,332	$5,547	$4,199	$27,265	$4,968
_________________
(1)Investment performance is reflected net of M&E fees.
(2)EQUI-VEST Group and EQUI-VEST Individual reflects AV transfer of GMxB closed block business from Group Retirement to Individual Retirement.
The following table reconciles the separate account liabilities to the separate account liability balance in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Separate Account Reconciliation
Protection Solutions
Variable Universal Life	$13,187	$16,405
Legacy Segment
GMxB Legacy	32,616	44,912
Individual Retirement
GMxB Core	27,772	35,288
EQUI-VEST Individual	4,161	5,583
Investment Edge	3,798	4,287
Group Retirement
EQUI-VEST Group	22,393	27,509
Momentum	3,885	4,975
Other (1)	7,041	8,347
Total	$114,853	$147,306
______________
(1)Primarily reflects Corporate and Other products and Group Retirement products including Association and Group Retirement Other.
Schedule of Liability for Future Policy Benefits, Undiscounted and Discounted Expected Gross Premiums and Expected Future Benefits and Expenses
The following table provides the amount of undiscounted and discounted expected gross premiums and expected future benefits and expenses related to nonparticipating traditional and limited payment contracts as of December 31, 2022 and 2021:

	December 31,
	2022	2021
	(in millions)
Term
Expected future benefit payments and expenses (undiscounted)	$6,022	$5,846
Expected future gross premiums (undiscounted)	7,273	7,230
Expected future benefit payments and expenses (discounted; AOCI basis)	3,465	4,294
Expected future gross premiums (discounted; AOCI basis)	3,904	5,102

Payout - Legacy
Expected future benefit payments and expenses (undiscounted)	3,947	3,066
Expected future gross premiums (undiscounted)	—	—
Expected future benefit payments and expenses (discounted; AOCI basis)	2,607	2,471
Expected future gross premiums (discounted; AOCI basis)	—	—

Payout
Expected future benefit payments and expenses (undiscounted)	1,460	1,538
Expected future gross premiums (undiscounted)	—	—
Expected future benefit payments and expenses (discounted; AOCI basis)	801	1,089
Expected future gross premiums (discounted; AOCI basis)	—	—

Group Pension
Expected future benefit payments and expenses (undiscounted)	730	797
Expected future gross premiums (undiscounted)	—	—
Expected future benefit payments and expenses (discounted; AOCI basis)	563	662
Expected future gross premiums (discounted; AOCI basis)	—	—

Health
Expected future benefit payments and expenses (undiscounted)	2,510	2,687
Expected future gross premiums (undiscounted)	99	120
Expected future benefit payments and expenses (discounted; AOCI basis)	1,533	2,052
Expected future gross premiums (discounted; AOCI basis)	$78	$108

Schedule of Liability for Future Policy Benefits, Revenue and Interest Accretion	The tables below summarizes the revenue and interest related to nonparticipating traditional and limited payment contracts for the year ended December 31, 2022 and 2021:

	Gross Premium		Interest Accretion
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Revenue and Interest Accretion
Term	$275	$282	$70	$75
Payout - Legacy	101	106	63	60
Payout	22	—	40	40
Group Pension	—	—	21	24
Health	9	10	61	64
Total	$407	$398	$255	$263

Schedule of Liability for Future Policy Benefits, Weighted Average Interest Rates
The following table provides the weighted average interest rates for the liability for future policy benefits as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Weighted Average Interest Rate
Term Life
Interest accretion rate	5.7%	5.8%
Current discount rate	5.1%	2.4%
Payout - Legacy
Interest accretion rate	3.4%	3.1%
Current discount rate	5.0%	2.3%
Payout - Non-Legacy
Interest accretion rate	4.9%	4.9%
Current discount rate	5.2%	2.6%
Group Pension
Interest accretion rate	3.4%	3.4%
Current discount rate	5.1%	2.3%
Health
Interest accretion rate	3.3%	3.3%
Current discount rate	5.2%	2.5%

Balances of and Changes in Additional Liabilities Related to Insurance Guarantees	The following table provides the balance, changes in and the weighted average durations of the additional insurance liabilities as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	Protection Solutions
	Universal Life	Universal Life
	(Dollars in millions)
Balance, beginning of the period	$1,087	$1,021
Beginning balance before AOCI adjustments	1,076	1,005
Effect of changes in interest rate & cash flow assumptions and model changes	8	(4)
Effect of actual variances from expected experience	25	8
Adjusted beginning of the period balance	1,109	1,009
Interest accrual	49	45
Net assessments collected	68	85
Benefit payments	(91)	(63)
Ending balance before shadow reserve adjustments	1,135	1,076
Effect of reserve adjustment recorded in AOCI	(26)	11
Balance, end of the period	$1,109	$1,087

Net liability for additional liability (1)	$1,109	$1,087
Less: Reinsurance recoverable	—	—
Net liability for additional liability, after reinsurance recoverable	$1,109	$1,087

Weighted-average duration of additional liability - death benefit (years)	22.0	23.2

The following table provides the revenue, interest and weighted average interest rates, related to the additional insurance liabilities for the years ended and as of December 31, 2022 and 2021.

	Assessments		Interest Accretion
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Revenue and Interest Accretion
Universal Life	$666	$850	$49	$45
Total	$666	$850	$49	$45

	December 31,
	2022	2021
Weighted Average Interest Rate
Universal Life	4.5%	4.5%
Interest accretion rate	4.5%	4.5%